ING [Logo]
ING USA ANNUITY AND LIFE INSURANCE
COMPANY SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                            PROSPECTUS SUPPLEMENT
                           DATED FEBRUARY 18, 2005

                              TO THE PROSPECTUS
                              DATED MAY 1, 2004
                                     FOR

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                 ISSUED BY
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                 ("ING SMARTDESIGN VARIABLE ANNUITY" PROSPECTUS)

               FOR USE ONLY IN THE COMMONWEALTH OF MASSACHUSETTS

                        -------------------------------

The information in this supplement updates and amends certain information contained in the above listed prospectus. You should read and keep this supplement along with the prospectus.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

          1.   The maximum issue age is 84.

          2.   TSA loans are not available.

          3.   The Nursing Home Surrender Charge Waiver is not available.


ING [Logo]
ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.



SDVA - MA Supplement - 135241                                        02/18/2005